Other Intangible Assets and Liabilities	9 Months Ended
Sep. 30, 2015
Other Intangible Assets and Liabilities
Other Intangible Assets and Liabilities

5. Other Intangible Assets and Liabilities

The following summarizes our identifiable intangible assets, including above/below‑market lease intangibles:

	September 30,	December 31,
	2015	2014	2013
Acquired in-place lease
Gross amount	$9,396,660	$7,640,351	$6,628,824
Accumulated amortization	(2,293,151)	(1,437,382)	(648,963)
Net amount	$7,103,509	$6,202,969	$5,979,861
Acquired above-market leases
Gross amount	$3,191,725	$1,963,504	$1,220,688
Accumulated amortization	(934,750)	(636,622)	(324,044)
Net amount	$2,256,975	$1,326,882	$896,644
Total Other Intangible Assets, net	$9,360,484	$7,529,851	$6,876,505
Acquired below-market leases
Gross amount	$(15,519,478)	$(12,659,658)	$(10,087,779)
Accumulated amortization	3,360,477	2,134,844	974,268
Total Other Intangible Liabilities, net	$(12,159,001)	$(10,524,814)	$(9,113,511)

The Combined Entities recorded net amortization of above and below‑market lease intangibles of $967,958 and $619,062 as an increase to rental revenue for the nine months ended September 30, 2015 and 2014, respectively, and $847,998,  $630,801, and $271,334 for the years ended December 31, 2014, 2013, and 2012, respectively. The Combined Entities recorded amortization of in‑place lease intangibles of $871,935 and $580,516 as amortization expense for the nine months ended September 30, 2015 and 2014, respectively, and $793,926,  $621,330 and $325,783 for the years ended December 31, 2014, 2013, and 2012, respectively.

Future aggregate amortization of intangibles for each of the five succeeding fiscal years and thereafter as of December 31, 2014 follows:

	Acquired	Acquired	Acquired
	in-place	above-market	below-market
	leases	leases	leases
2015	$815,355	$304,876	$(1,295,078)
2016	785,080	237,633	(1,265,438)
2017	747,967	169,143	(1,227,329)
2018	718,813	114,629	(1,219,304)
2019	692,237	99,107	(1,176,413)
Thereafter	2,443,517	401,494	(4,341,252)
Total	$6,202,969	$1,326,882	$(10,524,814)